Capital management - ING capital position (Parenthetical) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Management [Line Items]
Reserved profit not included in CET	€ 3,266
Interim profit not included in CET, before Interim dividend paid	1,512	€ 1,754
Additional Tier 1 securities CRR/CRD IV-compliant	4,660	5,312
Additional Tier 1 securities subject to CRR/CRD IV grandfathering rules	983	1,604
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant	9,206	8,789
Supplementary capital Tier 2 bonds subject to CRR/CRD IV grandfathering rules	€ 153	€ 153